AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 94.2%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	21,155	$2,913,678
Howmet Aerospace, Inc.	210,633	7,570,150
		10,483,828
Banks — 0.5%
Signature Bank	4,944	1,451,014
Western Alliance Bancorp	50,169	4,154,997
		5,606,011
Beverages — 0.2%
Constellation Brands, Inc. (Class A Stock)	10,150	2,337,748
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.*	11,593	1,893,021
Apellis Pharmaceuticals, Inc.*	62,842	3,193,002
Ascendis Pharma A/S (Denmark), ADR*(a)	29,517	3,464,115
Horizon Therapeutics PLC*	65,908	6,934,181
Mirati Therapeutics, Inc.*(a)	31,840	2,617,885
		18,102,204
Building Products — 2.1%
Advanced Drainage Systems, Inc.	26,475	3,145,495
AZEK Co., Inc. (The)*	133,646	3,319,766
Builders FirstSource, Inc.*	162,505	10,488,073
Carrier Global Corp.	123,497	5,664,807
Trex Co., Inc.*(a)	28,348	1,851,975
		24,470,116
Capital Markets — 5.2%
LPL Financial Holdings, Inc.	40,260	7,354,697
Morningstar, Inc.	14,726	4,022,701
MSCI, Inc.	51,110	25,702,197
Nasdaq, Inc.	61,963	11,041,807
S&P Global, Inc.(a)	4,649	1,906,927
Tradeweb Markets, Inc. (Class A Stock)	116,843	10,266,994
		60,295,323
Chemicals — 0.3%
Scotts Miracle-Gro Co. (The)(a)	27,181	3,342,176
Commercial Services & Supplies — 1.5%
Copart, Inc.*	60,585	7,601,600
Waste Connections, Inc.	69,416	9,697,415
		17,299,015
Communications Equipment — 0.6%
Arista Networks, Inc.*	53,760	7,471,565
Construction & Engineering — 0.5%
WillScot Mobile Mini Holdings Corp.*	161,680	6,326,538
Construction Materials — 1.0%
Vulcan Materials Co.	63,550	11,674,135
Containers & Packaging — 1.0%
Ball Corp.	97,505	8,775,450
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Sealed Air Corp.	33,550	$2,246,508
		11,021,958
Distributors — 1.4%
LKQ Corp.	111,073	5,043,825
Pool Corp.	25,098	10,612,689
		15,656,514
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.*	92,707	12,301,292
Diversified Financial Services — 0.2%
Altimeter Growth Corp. 2 (Class A Stock)*	98,666	968,900
Catalyst Partners Acquisition Corp., UTS*	67,333	680,063
Dragoneer Growth Opportunities Corp.*	29,748	328,418
		1,977,381
Electrical Equipment — 2.0%
AMETEK, Inc.	106,657	14,204,579
Generac Holdings, Inc.*	14,986	4,454,738
Regal Rexnord Corp.	31,030	4,616,644
		23,275,961
Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.*	38,377	6,062,415
Littelfuse, Inc.	20,406	5,089,460
Teledyne Technologies, Inc.*	19,400	9,169,022
		20,320,897
Entertainment — 1.9%
Electronic Arts, Inc.	19,743	2,497,687
ROBLOX Corp. (Class A Stock)*(a)	23,206	1,073,045
Take-Two Interactive Software, Inc.*(a)	93,974	14,447,563
Warner Music Group Corp. (Class A Stock)	87,866	3,325,728
		21,344,023
Equity Real Estate Investment Trusts (REITs) — 2.0%
Extra Space Storage, Inc.	81,647	16,786,623
SBA Communications Corp.	17,909	6,162,487
		22,949,110
Food Products — 0.4%
Freshpet, Inc.*(a)	45,736	4,694,343
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc.*	11,200	4,883,200
Dexcom, Inc.*	13,537	6,925,529
Envista Holdings Corp.*(a)	211,491	10,301,727
IDEXX Laboratories, Inc.*	18,767	10,266,675
ResMed, Inc.	18,485	4,482,797
STERIS PLC	65,607	15,861,804
Tandem Diabetes Care, Inc.*	28,840	3,353,804
		56,075,536
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	44,651	$6,907,956
Guardant Health, Inc.*	35,652	2,361,589
Tenet Healthcare Corp.*	43,800	3,765,048
		13,034,593
Health Care Technology — 0.5%
Veeva Systems, Inc. (Class A Stock)*	25,804	5,482,318
Hotels, Restaurants & Leisure — 4.9%
Caesars Entertainment, Inc.*	57,806	4,471,872
Chipotle Mexican Grill, Inc.*	10,913	17,264,693
Churchill Downs, Inc.	11,690	2,592,608
Darden Restaurants, Inc.	17,172	2,283,018
Domino’s Pizza, Inc.	14,993	6,102,301
Dutch Bros, Inc. (Class A Stock)*(a)	8,615	476,151
Expedia Group, Inc.*	27,890	5,457,236
Hyatt Hotels Corp. (Class A Stock)*	124,926	11,924,187
Red Rock Resorts, Inc. (Class A Stock)(a)	122,340	5,940,831
		56,512,897
Household Products — 0.2%
Church & Dwight Co., Inc.	28,801	2,862,243
Insurance — 1.3%
Arthur J. Gallagher & Co.	89,194	15,573,272
Interactive Media & Services — 3.0%
Bumble, Inc. (Class A Stock)*(a)	65,151	1,888,076
IAC/InterActiveCorp*	37,543	3,764,812
Match Group, Inc.*	129,318	14,062,040
Twitter, Inc.*	73,680	2,850,679
ZoomInfo Technologies, Inc.*	197,280	11,785,507
		34,351,114
IT Services — 2.1%
Endava PLC (United Kingdom), ADR*	23,873	3,175,825
Gartner, Inc.*	44,563	13,255,710
Okta, Inc.*	17,569	2,652,216
Shift4 Payments, Inc. (Class A Stock)*	36,090	2,235,054
Thoughtworks Holding, Inc.*(a)	158,918	3,307,084
		24,625,889
Leisure Products — 1.1%
Mattel, Inc.*	300,590	6,676,104
YETI Holdings, Inc.*(a)	101,570	6,092,169
		12,768,273
Life Sciences Tools & Services — 9.4%
Adaptive Biotechnologies Corp.*	62,038	861,087
Agilent Technologies, Inc.	62,051	8,211,209
Avantor, Inc.*	303,750	10,272,825
Bio-Techne Corp.(a)	19,445	8,420,463
Bruker Corp.(a)	50,553	3,250,558
Charles River Laboratories International, Inc.*	52,183	14,818,406
ICON PLC (Ireland)*	48,286	11,744,121
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	121,069	4,270,104
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Mettler-Toledo International, Inc.*	2,528	$3,471,424
PerkinElmer, Inc.(a)	121,134	21,133,038
West Pharmaceutical Services, Inc.	53,965	22,163,965
		108,617,200
Machinery — 1.7%
Chart Industries, Inc.*(a)	19,774	3,396,580
Fortive Corp.	11,940	727,504
IDEX Corp.	52,077	9,984,723
Middleby Corp. (The)*	36,082	5,915,283
		20,024,090
Media — 0.2%
Cable One, Inc.	1,673	2,449,674
Oil, Gas & Consumable Fuels — 0.8%
Diamondback Energy, Inc.	64,890	8,895,121
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC*	40,998	6,382,159
Professional Services — 5.8%
Clarivate PLC*(a)	412,496	6,913,433
CoStar Group, Inc.*	118,837	7,915,733
Dun & Bradstreet Holdings, Inc.*(a)	330,251	5,785,998
Equifax, Inc.	40,123	9,513,163
TransUnion	106,493	11,004,987
Verisk Analytics, Inc.	71,115	15,263,412
Wolters Kluwer NV (Netherlands)	94,807	10,083,925
		66,480,651
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)(a)	34,065	2,811,725
Saia, Inc.*	22,420	5,466,445
		8,278,170
Semiconductors & Semiconductor Equipment — 6.2%
ASM International NV (Netherlands)	15,732	5,736,024
Entegris, Inc.	147,626	19,377,389
Lattice Semiconductor Corp.*	104,116	6,345,870
Marvell Technology, Inc.	129,108	9,258,335
Monolithic Power Systems, Inc.	60,849	29,553,142
Silicon Laboratories, Inc.*	11,232	1,687,046
		71,957,806
Software — 17.3%
AppLovin Corp. (Class A Stock)*(a)	113,720	6,262,560
Autodesk, Inc.*	29,941	6,417,853
Bill.com Holdings, Inc.*(a)	18,326	4,156,153
Black Knight, Inc.*	119,827	6,948,768
Cadence Design Systems, Inc.*	113,869	18,726,896
CCC Intelligent Solutions Holdings, Inc.*(a)	153,732	1,697,201
Constellation Software, Inc. (Canada)	5,040	8,615,350
Coupa Software, Inc.*	8,681	882,250
Datadog, Inc. (Class A Stock)*	57,880	8,767,084
Dropbox, Inc. (Class A Stock)*	212,291	4,935,766
Dynatrace, Inc.*	168,710	7,946,241

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Fair Isaac Corp.*	5,302	$2,473,171
Five9, Inc.*(a)	41,700	4,603,680
Freshworks, Inc. (Class A Stock)*(a)	180,735	3,238,771
Nice Ltd. (Israel), ADR*(a)	45,032	9,862,008
Palo Alto Networks, Inc.*	28,437	17,702,317
Paycom Software, Inc.*	16,340	5,659,849
Paylocity Holding Corp.*	40,616	8,357,554
Qualtrics International, Inc. (Class A Stock)*	33,969	969,815
RingCentral, Inc. (Class A Stock)*	56,076	6,572,668
ServiceNow, Inc.*	12,931	7,201,145
Splunk, Inc.*	40,610	6,035,052
SS&C Technologies Holdings, Inc.	47,906	3,593,908
Synopsys, Inc.*	81,533	27,172,503
Topicus.com, Inc. (Netherlands)*	9,561	713,165
Tyler Technologies, Inc.*(a)	20,483	9,112,682
Unity Software, Inc.*(a)	6,874	681,970
Zscaler, Inc.*	42,660	10,293,005
		199,599,385
Specialty Retail — 5.0%
Burlington Stores, Inc.*(a)	36,358	6,623,337
Five Below, Inc.*(a)	25,372	4,018,163
O’Reilly Automotive, Inc.*	23,701	16,234,237
Tractor Supply Co.	55,492	12,950,168
Ulta Beauty, Inc.*	44,185	17,595,351
		57,421,256
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	21,565	7,876,185
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.*	34,428	5,566,663

Total Common Stocks (cost $908,497,304)		1,085,784,633
Exchange-Traded Funds — 3.0%
iShares Russell Mid-Cap Growth ETF	170,273	17,112,437
Vanguard Mid-Cap Growth ETF	78,900	17,579,709

Total Exchange-Traded Funds (cost $41,374,330)		34,692,146

Total Long-Term Investments (cost $949,871,634)		1,120,476,779
	Shares	Value

Short-Term Investments — 13.4%
Affiliated Mutual Fund — 10.9%
PGIM Institutional Money Market Fund (cost $125,479,101; includes $125,453,643 of cash collateral for securities on loan)(b)(we)	125,597,942	$125,484,904
Unaffiliated Fund — 2.5%
Dreyfus Government Cash Management (Institutional Shares)	28,725,124	28,725,124
(cost $28,725,124)

Total Short-Term Investments (cost $154,204,225)		154,210,028

TOTAL INVESTMENTS—110.6% (cost $1,104,075,859)		1,274,686,807

Liabilities in excess of other assets — (10.6)%		(122,122,248)

Net Assets — 100.0%		$1,152,564,559

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,252,715; cash collateral of $125,453,643 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3